Annual Total Returns - Fidelity Asset Manager 85% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	(6.10%)
Annual Return 2012	15.93%
Annual Return 2013	25.16%
Annual Return 2014	5.90%
Annual Return 2015	(0.58%)
Annual Return 2016	7.38%
Annual Return 2017	22.27%
Annual Return 2018	(9.22%)
Annual Return 2019	26.29%
Annual Return 2020	19.36%